Client Name:
Client Project Name:	BRAVO 2025-NQM2
Start - End Dates:	4/26/2022 - 10/1/2024
Deal Loan Count:	155

Conditions Report 2.0

Loans in Report:	155
Loans with Conditions:	73

0 - Total Active Conditions

59 - Total Satisfied Conditions

29 - Credit Review Scope
1 - Category: Application
5 - Category: Assets
2 - Category: DTI
8 - Category: Income/Employment
5 - Category: Insurance
4 - Category: Legal Documents
1 - Category: Terms/Guidelines
3 - Category: Title
8 - Property Valuations Review Scope
5 - Category: Appraisal
2 - Category: FEMA
1 - Category: Property
22 - Compliance Review Scope
2 - Category: Compliance Manual
3 - Category: Documentation
17 - Category: TILA/RESPA Integrated Disclosure
52 - Total Waived Conditions

47 - Credit Review Scope
1 - Category: Application
6 - Category: Assets
19 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Insurance
10 - Category: LTV/CLTV
7 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
2 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Repayment Ability

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.